Class Advantage Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC
ADVANTAGE CALIFORNIA TAX EXEMPT LIQUIDITY FUND Shares of California Daily Tax Free Income Fund, Inc. (the “Fund”) SUMMARY OF THE FUND
INVESTMENT OBJECTIVES
The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.70%
Other Expenses (includes Administration Fees listed below)	0.27%
Administration Fees	0.21%
Total Annual Fund Operating Expenses	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund’s Advantage Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advantage Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares	129	403	697	1,534

The Board of Directors (the “Board”) of the Fund has determined that it is advisable to liquidate, dissolve and terminate the legal existence of the Fund.

In connection with the liquidation of the Fund, effective May 1, 2015, the Fund will CEASE SALES OF SHARES TO NEW INVESTORS. The Fund will permit current investors to continue purchasing new shares.

The determinations of the Board that it is advisable to liquidate, dissolve and terminate the legal existence of the Fund is subject to approval by the Fund’s shareholders. The liquidation of the Fund is subject to approval by shareholders of the Fund. Shareholders of record of the Fund on the record date will be mailed additional information about the proposed liquidation in a proxy statement. A special meeting of shareholders is expected to be held on or about July 16, 2015. The Fund is expected to be closed and liquidated on or about July 27, 2015 (the “Liquidation Date”). The Board has directed the Fund’s investment adviser to manage the Fund conservatively in anticipation of liquidation and with the goal of returning $1.00 per share to each investor in the Fund. Accordingly, the Fund’s yield and performance may be reduced prior to liquidation. Nevertheless, there can be no assurance that the Fund’s value on liquidation will be $1.00 per share.

Reich & Tang Asset Management, LLC (the “Manager”), the Fund’s investment adviser, has agreed to waive fees to the extent required to maintain a minimum yield of 0.005% for the Fund until the liquidation. The Manager will pay all of the costs related to the liquidation. Natixis Global Asset Management, L.P., the Manager’s parent company, and the Manager will maintain at least a $10 million investment in the Fund until all non-affiliated shareholders have received their liquidation proceeds.

At any time prior to the Liquidation Date, investors may redeem shares of the Fund. If you still hold shares of the Fund on the Liquidation Date, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account.

On April 16, 2015, RTAM signed an agreement with Federated Investors, Inc. whereby RTAM will cooperate with Federated, various financial intermediaries whose clients are shareholders of the Fund, and certain other shareholders that have elected to invest their redemption or liquidation proceeds from the Fund into a specified Federated money market fund. The agreement allows RTAM to better coordinate the liquidation of the Fund and seeks to provide shareholders that have elected a way to move their account from the Fund to a Federated money market fund. Pursuant to the agreement, subject to certain contingencies, Federated has agreed to compensate RTAM based on the redemption or liquidation proceeds transferred to the Federated money market funds over a three year period.

The redemption, sale or liquidation of your shares may be a taxable event to the extent that your tax basis in the shares is lower than the liquidation proceeds per share that you receive. You should consult your personal tax advisor concerning your particular tax situation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)           California, and its political subdivisions;

(ii)          Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)         other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations. Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participating Certificates therein, the Fund, under normal circumstances, will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and California income tax.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions.

The Fund’s investment manager considers the following factors when buying and selling securities for the portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
PRINCIPAL RISKS
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  On July 23, 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance dates for the amendments range between July 2015 and October 2016. The changes, when implemented, may affect the Fund’s operations and/or return potential.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  Because the Fund intends to concentrate in California Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund’s concentration versus the safety that comes with a less concentrated investment portfolio.
  Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations, both domestically and internationally, which, in the case of U.S. regulations, in particular, have undergone substantial changes in the past decade, are continually evolving and being implemented, and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
  An investment in the Fund should be made with an understanding of the risks that an investment in California Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of California are described in “California Risk Factors” in the Statement of Additional Information.
  Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

RISK/RETURN BAR CHART AND TABLE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Advantage Shares’ performance from year to year. The table shows the average annual total returns of the Fund’s Advantage Class of shares for one year, five year, ten year and since inception periods. While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield of the Advantage Shares may be obtained by calling the Fund toll free at (800) 433-1918.
California Daily Tax Free Income Fund, Inc. – Advantage Shares % Total Return Calendar Year End

The year-to-date return for the Advantage Shares as of March 31, 2015 was 0.01%.

The Class’s highest quarterly return was 0.67% for the quarter ending June 30, 2007; the lowest quarterly return was 0.00% for the quarter ending June 30, 2013.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.
Average Annual Total Returns Before Taxes – Advantage Shares For the periods ended December 31, 2014
Average Annual Total Returns		Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares
One Year		0.01%
Five Years		0.01%
Ten Years		0.74%
Since Inception	[1]	0.65%
Inception Date		Nov. 22, 2002
[1]	The inception date of the Advantage Shares was November 22, 2002.